LEASE - Right of use assets (Details) - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Right of use assets, effect of adoption
Beginning balance	R$ 4,344,078	R$ 3,850,237
Additions/updates	479,673	1,092,768
Depreciation	(246,056)	(450,289)
Write-offs	(5,982)	(148,638)
Ending balance	4,571,713	4,344,078
Lands and farms
Right of use assets, effect of adoption
Beginning balance	2,288,061	1,769,645
Additions/updates	443,211	858,085
Depreciation	(145,589)	(265,091)
Write-offs		(74,578)
Ending balance	2,585,683	2,288,061
Lands | Biological assets
Right of use assets, effect of adoption
Reclassified to biological assets	145,558		R$ 118,286
Machines and equipment
Right of use assets, effect of adoption
Beginning balance	85,265	130,051
Additions/updates	450	45,624
Depreciation	(7,202)	(18,078)
Write-offs		(72,332)
Ending balance	78,513	85,265
Buildings
Right of use assets, effect of adoption
Beginning balance	90,984	45,999
Additions/updates	32,436	90,616
Depreciation	(27,166)	(43,903)
Write-offs		(1,728)
Ending balance	96,254	90,984
Ships and boats
Right of use assets, effect of adoption
Beginning balance	1,877,319	1,904,455
Additions/updates	(836)	95,768
Depreciation	(62,843)	(122,904)
Write-offs	(5,982)
Ending balance	1,807,658	1,877,319
Vehicles
Right of use assets, effect of adoption
Beginning balance	2,449	87
Additions/updates	4,412	2,675
Depreciation	(3,256)	(313)
Ending balance	R$ 3,605	R$ 2,449